INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Increase or decrease in deferred tax asset valuation allowance during the period	$ 4,492	$ 987
Tax credit carry-forwards available to be applied against future taxable income	18,461
Unused capital loss carry-forwards	6,080
Other Tax Carryforward [Line Items]
Unused work opportunity tax credits	124
Income tax expense for the period	$ 0	$ 0
Income tax examination (Description)	none
Valuation Allowance, Tax Credit Carryforward [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2020 through 2030
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2015
Unused Work Opportunity Tax Credits [Member]
Other Tax Carryforward [Line Items]
Expiration date of the tax carry-forwards (Date)	2026 through 2029